Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	SMSI
Entity Registrant Name	SMITH MICRO SOFTWARE INC
Entity Central Index Key	0000948708